Interim condensed consolidated statement of cash flows - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Profit before tax	₽ 2,011	₽ 1,688
Adjustments to reconcile profit before tax to net cash flows (used in) /generated from operating activities
Depreciation and amortization	319	346
Foreign exchange (gain)/loss, net	(37)	158
Interest income, net	(843)	(586)
Credit loss expense	520	130
Share of (gain) / loss of an associate and a joint venture	(132)	79
Share-based payments	59	99
Loss from initial recognition		42
Other	(2)	(8)
Operating profit before changes in working capital	1,895	1,948
Decrease in trade and other receivables	2,272	1,122
Increase in other assets	(167)	(24)
Decrease in customer accounts and amounts due to banks	(8,897)	(805)
Decrease in accounts payable and accruals	(4,004)	(5,100)
Decrease/(Increase) in loans issued from banking operations	(1,265)	547
Cash used in operations	(10,166)	(2,312)
Interest received	1,083	789
Interest paid	(211)	(66)
Income tax paid	(482)	(263)
Net cash flow used in operating activities	(9,776)	(1,852)
Cash flows used in investing activities
Acquisition of associate and joint control company		(185)
Purchase of property and equipment	(59)	(112)
Purchase of intangible assets	(62)	(29)
Proceeds from sale of fixed and intangible assets	12	97
Loans issued	(7)	(342)
Repayment of loans issued	21	18
Purchase of debt instruments and funds depositing	(2,361)	(2,435)
Proceeds from sale and redemption of debt instruments	1,068	735
Net cash flow used in investing activities	(1,388)	(2,253)
Cash flows (used in)/generated from financing activities
Proceeds from borrowings	305
Payment of principal portion of lease liabilities	(23)	(69)
Dividends paid to non-controlling shareholders	(44)
Net cash flow (used in) / generated from financing activities	238	(69)
Effect of exchange rate changes on cash and cash equivalents	1,065	(285)
Net decrease in cash and cash equivalents	(9,861)	(4,459)
Cash and cash equivalents at beginning of period	42,101	40,966
Cash and cash equivalents at end of period	₽ 32,240	₽ 36,507